Other Income (Details) - Schedule of other income - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of other income [Abstract]
Government grant			$ 6,179
Interest income on bank deposits	33,717	54,544	62,538
Other	372,776	364,094	222,865
Other income	$ 406,493	$ 418,638	$ 291,582